Income Taxes (Details) - Schedule of loss before provision for income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of loss before provision for income taxes [Abstract]
Domestic(USA)	$ (98,821)	$ (3,584)	$ (3,030)
Foreign	(107,662)	(30,040)	(56,444)
Loss before income tax	$ (206,483)	$ (33,624)	$ (59,474)